Consolidated Statements of Changes in Shareholders' Equity	Issued capital [member] CAD ($) shares	Reserve of share-based payments [member] CAD ($)	Warrant reserve [member] CAD ($)	Retained earnings [member] CAD ($)	Reserve of gains and losses from investments in equity instruments [member] CAD ($)	Reserve of exchange differences on translation [member] CAD ($)	USD ($)	CAD ($)
Balance at Dec. 31, 2021	$ 81,038,365	$ 6,406,117		$ (52,322,182)	$ (332,640)	$ 136,579		$ 34,926,239
Balance, shares at Dec. 31, 2021 | shares	1,326,938
IfrsStatementLineItems [Line Items]
Shares issued for the exercise of stock options	$ 51,875	(25,000)						26,875
Shares issued for the exercise of stock options, shares | shares	500
Shares issued for the exercise of warrants	$ 87,170							87,170
Shares issued for the exercise of warrants, shares | shares	662
Shares issued for the exercise of RSUs	$ 2,427,801	(2,427,801)
Shares issued for the exercise of RSUs, shares | shares	43,104
Share issue costs	$ (5,122)							(5,122)
Share-based payments		3,311,024						3,311,024
Net loss				(27,654,364)				(27,654,364)
Change in fair value of equity investments at FVOCI					(98,483)			(98,483)
Translation of foreign operations						447,542		447,542
Balance at Dec. 31, 2022	$ 83,600,089	7,264,340		(79,976,546)	(431,123)	584,121		11,040,881
Balance, shares at Dec. 31, 2022 | shares	1,371,204
IfrsStatementLineItems [Line Items]
Shares issued for the exercise of RSUs	$ 2,640,733	(2,640,733)
Shares issued for the exercise of RSUs, shares | shares	60,332
Share issue costs	$ (222,136)						$ (1,953,032)	(222,136)
Share-based payments		2,021,664						2,021,664
Net loss				(23,611,810)				(23,611,810)
Change in fair value of equity investments at FVOCI					(3,180)			(3,180)
Translation of foreign operations						(94,861)		(94,861)
Shares issued for financing – ATM (“At-the-market”)	$ 1,748,946							1,748,946
Shares issued for financing ATM ("At-the-market"), shares | shares	26,030
Shares issued for financing	$ 11,376,230							11,376,230
Shares issued for financing, shares | shares	512,000
Share issue costs	$ (2,072,886)	224,868						(1,848,018)
Balance at Dec. 31, 2023	$ 97,070,976	6,870,139		(103,588,356)	(434,303)	489,260		407,716
Balance, shares at Dec. 31, 2023 | shares	1,969,566
IfrsStatementLineItems [Line Items]
Shares issued for the exercise of warrants	$ 4,056,827							4,056,827
Shares issued for the exercise of RSUs	$ 863,907	(863,907)
Shares issued for the exercise of RSUs, shares | shares	25,353
Share issue costs	$ (1,632,871)	509,454						(1,123,417)
Share-based payments		1,182,618						1,182,618
Net loss				(13,877,473)				(13,877,473)
Change in fair value of equity investments at FVOCI					(175,117)			(175,117)
Translation of foreign operations						(9,944)		(9,944)
Shares issued for financing	$ 10,384,145							10,384,145
Shares issued for financing, shares | shares	1,477,208
Shares issued for exercise of warrants, shares | shares	1,991,668
Shares returned to treasury
Shares returned to treasury, shares | shares	(36,000)
Warrants – equity treatment			3,776,428					3,776,428
Balance at Dec. 31, 2024	$ 110,742,984	$ 7,698,304	$ 3,776,428	$ (117,465,829)	$ (609,420)	$ 479,316		$ 4,621,783
Balance, shares at Dec. 31, 2024 | shares	5,427,795